Consolidated Statement Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member] Successor [Member]	Common Stock [Member] Predecessor [Member]	Additional-Paid In Capital, Common Stock [Member] Successor [Member]	Additional-Paid In Capital, Common Stock [Member] Predecessor [Member]	Retained Earnings (Accumulated Deficit) [Member] Successor [Member]	Retained Earnings (Accumulated Deficit) [Member] Predecessor [Member]	Accumulated Other Comprehensive (Loss) [Member] Successor [Member]	Successor [Member]	Predecessor [Member]	Total
Balance at Dec. 31, 2007		$ 189		$ 205,306		$ 11,771			$ 217,266
Balance, shares at Dec. 31, 2007		18,876
Stock options exercised, shares		106
Stock options exercised		1		1,996					1,997
Common stock purchased, shares		(165)
Common stock purchased		(2)		(1,946)		(2,444)			(4,392)
Stock based compensation				13,417					13,417
Tax benefit-stock options				521					521
Net income (loss)						19,621			19,621
Balance at Dec. 31, 2008		188		219,294		28,948			248,430
Balance, shares at Dec. 31, 2008		18,817
Stock options exercised, shares		447
Stock options exercised		4		2,003		(394)			1,613
Common stock purchased, shares		(40)
Common stock purchased				(472)		(258)			(730)
Stock based compensation				22,514					22,514
Tax benefit-stock options				684					684
Net income (loss)						(34,584)			(34,584)
Balance at Aug. 24, 2009		192		244,023		(6,288)			237,927
Balance, shares at Aug. 24, 2009		19,224
Balance at Jul. 16, 2009
Common stock issued	569		332,447					333,016
Common stock issued, shares	56,901
Net income (loss)					(9,776)			(9,776)
Balance at Dec. 31, 2009	569		332,447		(9,776)			323,240
Balance, shares at Dec. 31, 2009	56,901
Debt converted to common stock	188		224,374					224,562
Debt converted to common stock, shares	18,783
Common stock issued	117		100,274					100,391
Common stock issued, shares	11,696
Foreign currency translation, net of tax of $493							(740)	(740)
Net income (loss)					(21,397)			(21,397)
Balance at Dec. 31, 2010	$ 874		$ 657,095		$ (31,173)		$ (740)	$ 626,056
Balance, shares at Dec. 31, 2010	87,380